Discontinued operations and assets classified as held for sale - Text Details (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Discontinued operations and assets classified as held for sale [Line Items]
Gains on disposals of other remaining business		€ 161		€ 120		€ 81
Reclassification adjustments on exchange differences on translation, before tax in discontinued operations		(69)				(16)
Tax expense (income) relating to gain (loss) on discontinuance		743
Result on the sale of discontinued operations net of tax		2,499
Profit (loss) from discontinued operations	[1]	2,711	[2],[3]	196	[4],[5]	183	[4],[5]
Increase (decrease) in cash and cash equivalents, discontinued operations	[1]	3,403		129		98
Cash flows from (used in) investing activities, discontinued operations		3,319				(14)
Advance income tax payment		78		78
Domestic Appliances [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		4,041
Reclassification adjustments on exchange differences on translation, before tax in discontinued operations		69
Tax expense (income) relating to gain (loss) on discontinuance		(743)
Profit (loss) from discontinued operations		2,698		206		202
Cash flows from (used in) investing activities, discontinued operations		3,319
Other operations [Member]
Discontinued operations and assets classified as held for sale [Line Items]
Profit (loss) from discontinued operations		13		€ (10)		€ (19)
Domestic Appliances business group [member]
Discontinued operations and assets classified as held for sale [Line Items]
Gains on disposals of other remaining business		€ 3,241

[1]	For a number of reasons, principally the effects of translation differences and consolidation changes, certain items in the statements of cash flows do not correspond to the differences between the balance sheet amounts for the respective items in the accompanying notes of the consolidated financial statements.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[3]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.
[4]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.
[5]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V.